CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 155,329	$ 144,411
Marketable securities (amortized cost of $268,129 and $375,829, as of December 31, 2024 and 2023, respectively)		267,688	373,647
Short-term bank deposits		173,455	223,547
Accounts receivable, net of allowance for credit losses of $1,825 and $1,538, as of December 31, 2024 and 2023, respectively		36,335	42,362
Prepaid expense and other receivables		22,097	16,268
Inventories		59,548	45,095
TOTAL CURRENT ASSETS		714,452	845,330
NON-CURRENT ASSETS:
Accounts receivable net of allowance for credit losses of $924 and $716 as of December 31, 2024 and 2023, respectively		3,176	3,670
Deferred income tax assets		56,285	1,506
Operating lease right-of-use assets		8,732	9,698
Property and equipment, net		2,322	2,382
Other investments		700	700
TOTAL NON-CURRENT ASSETS		71,215	17,956
TOTAL ASSETS		785,667	863,286
CURRENT LIABILITIES:
Accounts payable		13,782	13,966
Contract liabilities		16,755	10,923
Other liabilities		39,314	39,247
TOTAL CURRENT LIABILITIES		69,851	64,136
NON-CURRENT LIABILITIES:
Contract liabilities	[1]	3,336	3,766
Other liabilities		3,356	1,399
Operating lease liabilities		5,311	6,613
TOTAL NON-CURRENT LIABILITIES		12,003	11,778
TOTAL LIABILITIES		81,854	75,914
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares, NIS 0.01 par value, authorized 200,000,000 shares at December 31, 2024 and 2023 Issued 87,583,673 and 85,957,465 shares at December 31, 2024 and 2023, respectively Outstanding 69,558,670 and 83,982,462 shares at December 31, 2024 and 2023, respectively		249	245
Additional paid-in capital		197,028	177,820
Retained earnings		874,701	693,426
Accumulated other comprehensive loss		(340)	(1,679)
Less treasury shares, at cost: 18,025,003 and 1,975,003 ordinary shares at December 31, 2024 and 2023, respectively		(367,825)	(82,440)
TOTAL SHAREHOLDERS’ EQUITY		703,813	787,372
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 785,667	$ 863,286

[1]	As of December 31, 2024, non-current deferred revenue is estimated to be recognized as following: 81% in year 2026 and the rest in year 2027-2029.